Derivative instruments and hedging activities - Schedule of information about relevant transactions outstanding (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities arising from the transactions at reporting dates	[1],[2]	¥ 24,150,000	¥ 19,342,000
Sale and Total Return Swap [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross cash proceeds received at transfer dates		31,321	60,715
Fair value of transferred securities at transfer dates		31,278	60,591
Fair value of transferred securities at reporting dates		16,997	41,101
Gross derivative liabilities arising from the transactions at reporting dates	[3]	¥ 14,221	¥ 19,401

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	The amounts reported include derivatives used for non-trading purposes other than those designated as formal fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant as of March 31, 2025 and March 31, 2026.
[3]	Amounts are presented on a gross basis, before the application of counterparty offsetting and are reported within Trading liabilities in the consolidated balance sheets as of March 31, 2025 and March 31, 2026. Of these gross derivative liability amounts, ¥19,401 million and ¥14,221 million are included in interest rate contracts used for trading purposes as of March 31, 2025 and March 31, 2026 respectively as disclosed in Note 3 “Derivative instruments and hedging activities.”